BORROWINGS - Composition of Non-recourse Borrowings (Details) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($) year	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings due to related party	$ 15	$ 15
Non-Permanent Financings
Disclosure of detailed information about borrowings [line items]
Term | year	9
Brookfield Reinsurance and associates
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 15	$ 15
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	7.30%	6.60%
Term (years)	9 years	9 years
Carrying value	$ 13,831	$ 13,780
Add: Unamortized premium	13	17
Less: Unamortized financing fees	(74)	(82)
Less: Current portion	(999)	(1,299)
Non Recourse Borrowings	12,771	12,416
Estimated fair value	$ 13,488	$ 12,847
Non-recourse borrowings | Hydroelectric
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	8.90%	8.20%
Term (years)	7 years	7 years
Carrying value	$ 6,672	$ 6,612
Estimated fair value	$ 6,501	$ 5,945
Non-recourse borrowings | Wind
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	6.00%	5.20%
Term (years)	7 years	8 years
Carrying value	$ 2,376	$ 2,331
Estimated fair value	$ 2,308	$ 2,230
Non-recourse borrowings | Utility-scale Solar
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	5.80%	5.50%
Term (years)	13 years	13 years
Carrying value	$ 4,017	$ 4,041
Estimated fair value	$ 3,941	$ 3,926
Non-recourse borrowings | Distributed energy & sustainable solutions
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	5.40%	3.00%
Term (years)	11 years	11 years
Carrying value	$ 766	$ 796
Estimated fair value	738	746
Subscription facility | The partnership
Disclosure of detailed information about borrowings [line items]
Non Recourse Borrowings	$ 21	$ 1